Tax Liabilities	12 Months Ended
Dec. 31, 2025
Tax Liabilities [Abstract]
Disclosure of Tax Liabilities [Text Block]
23. Tax Liabilities
Tax liabilities include the following:

	2025	2024
Income tax payable	18,116	19,682
Other tax liabilities	3,384	1,833
Income tax perception	1,505	843
Digital services withholding VAT	1,879	990
Total	21,500	21,515